6. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Breakdown of the capital by owner
Schedule of trade accounts receivable, net and notes receivable
	12.31.20	12.31.19
Trade accounts receivable
Domestic customers	2,002,586	1,336,762
Foreign customers	2,716,551	2,215,050
	4,719,137	3,551,812
( - ) Adjustment to present value	(13,316)	(10,121)
( - ) Expected credit losses	(605,940)	(503,848)
	4,099,881	3,037,843
Current	4,092,855	3,031,046
Non-current	7,026	6,797

Other receivables
Other receivables	113,949	153,799
( - ) Adjustment to present value	(156)	(1,936)
( - ) Expected credit losses	(27,389)	(27,986)
	86,404	123,877
Current	43,566	59,645
Non-current (1)	42,838	64,232

(1)	Weighted average maturity of 2.26 years.

Schedule of allowance for doubtful accounts

The movements of the expected credit losses are presented below:

	12.31.20	12.31.19
Beginning balance	(503,848)	(508,848)
(Additions) Reversals	(12,137)	(23,899)
Write-offs	19,451	44,039
Exchange rate variation	(109,406)	(15,140)
Ending balance	(605,940)	(503,848)

Schedule of aging of trade accounts receivable

The aging of trade accounts receivable is as follows:

	12.31.20	12.31.19
Not overdue	4,010,140	2,820,308
Overdue
01 to 60 days	104,195	143,303
61 to 90 days	6,045	19,409
91 to 120 days	398	3,723
121 to 180 days	7,024	3,934
181 to 360 days	15,688	20,748
More than 360 days	575,647	540,387
( - ) Adjustment to present value	(13,316)	(10,121)
( - ) Expected credit losses	(605,940)	(503,848)
	4,099,881	3,037,843